6. Accounts receivable, net	12 Months Ended
Dec. 31, 2016
Accounts receivable, net
	2016	2015
	US$’000	US$’000

Accounts receivable	4,431	4,557
Less: Allowance for doubtful debts	(38)	(57)
	4,393	4,500

The following is an age analysis of past due account receivables as of December 31, 2016 and 2015:

	2016	2015
	US$’000	US$’000

Current	1,789	2,762
30-59 days past due	1,072	633
60-89 days past due	852	635
Greater than 90 days	680	470
	4,393	4,500

ZHEJIANG TIANLAN
Accounts receivable, net
	2016	2015
	RMB’000	RMB’000

Accounts receivable	204,166	238,325
Less: Allowance for doubtful debts	(39,066)	(30,418)

	165,100	207,907

The following is an age analysis of past due account receivables as of December 31, 2016 and 2015:

	2016	2015
	RMB’000	RMB’000

Within 1 year	118,476	150,345
1 year – 2 years	31,340	44,393
2 years – 3 years	9,387	8,588
3 years – 4 years	4,593	3,881
4 years – 5 years	240	700
Greater than 5 years	1,064	-

	165,100	207,907

At December 31, 2016, the trade receivables pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB25,474,000 (2015: RMB27,566,000).

ZHEJIANG JIAHUAN
Accounts receivable, net
	2016	2015
	RMB’000	RMB’000

Accounts receivable, gross	91,069	99,864
Less: Allowance for doubtful debts	(32)	(32)
Accounts receivable, net
	91,037	99,832

	2016	2015

	RMB’000	RMB’000
Allowance for doubtful debts:
Balance at beginning	(32)	(131)
Charged to statement of income
Recovered	-	99
Balance at end
	(32)	(32)